FINANCIAL INSTRUMENTS - Liquidity risk management (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other financial liabilities	$ 12,765
TOTAL	12,765
2019
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other financial liabilities	9,347
TOTAL	9,347
2020
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other financial liabilities	3,418
TOTAL	3,418
2021
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other financial liabilities	0
TOTAL	0
Thereafter
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other financial liabilities	0
TOTAL	$ 0